Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV6-NPRT1-0426
1.9867762.110
Common Stocks - 97.0%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc (South Africa)	228,780	20,623,971
BRAZIL - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	366,760	2,605,005
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	384,700	1,792,379
TOTAL COMMUNICATION SERVICES		4,397,384
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Ultrapar Participacoes SA	328,838	1,585,845
Vibra Energia SA	489,620	2,675,687
TOTAL CONSUMER DISCRETIONARY		4,261,532
Consumer Staples - 0.2%
Beverages - 0.1%
Ambev SA	2,150,598	6,068,383
Consumer Staples Distribution & Retail - 0.1%
Raia Drogasil SA	596,935	2,778,948
Food Products - 0.0%
MBRF Global Foods Co SA	293,800	1,042,277
TOTAL CONSUMER STAPLES		9,889,608
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleo Brasileiro SA - Petrobras	1,687,808	12,953,411
Petroleo Brasileiro SA - Petrobras (PN)	2,106,600	15,114,763
PRIO SA/Brazil (d)	386,100	3,740,865
TOTAL ENERGY		31,809,039
Financials - 1.9%
Banks - 1.5%
Banco Bradesco SA	718,812	2,502,234
Banco Bradesco SA (PN)	2,406,288	9,743,575
Banco do Brasil SA	781,910	3,747,047
Itau Unibanco Holding SA	2,495,870	21,578,468
Itausa SA	2,677,363	6,949,367
NU Holdings Ltd/Cayman Islands Class A (d)	1,540,883	27,350,674
		71,871,365
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	2,391,040	7,337,475
Banco BTG Pactual SA unit	536,100	6,106,920
XP Inc Class A	182,627	3,563,053
		17,007,448
Financial Services - 0.0%
StoneCo Ltd Class A (d)	101,007	1,630,253
Insurance - 0.1%
BB Seguridade Participacoes SA	318,658	2,259,110
Caixa Seguridade Participacoes S/A	273,500	899,584
Porto Seguro SA	89,600	855,352
		4,014,046
TOTAL FINANCIALS		94,523,112
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Rede D'Or Sao Luiz SA (b)(c)	364,417	2,935,278
Industrials - 0.4%
Aerospace & Defense - 0.1%
Embraer SA	319,500	5,885,806
Electrical Equipment - 0.2%
WEG SA	762,780	7,496,267
Ground Transportation - 0.1%
Localiza Rent a Car SA	417,958	3,843,045
Rumo SA	590,600	1,656,407
		5,499,452
Transportation Infrastructure - 0.0%
Motiva Infraestrutura de Mobilidade SA	458,912	1,461,473
TOTAL INDUSTRIALS		20,342,998
Information Technology - 0.0%
Software - 0.0%
TOTVS SA	244,900	2,074,047
Materials - 0.6%
Containers & Packaging - 0.0%
Klabin SA unit	372,095	1,354,680
Metals & Mining - 0.6%
Gerdau SA	587,692	2,503,644
Vale SA	1,649,873	26,434,334
		28,937,978
Paper & Forest Products - 0.0%
Suzano SA	315,812	2,960,241
TOTAL MATERIALS		33,252,899
Utilities - 0.5%
Electric Utilities - 0.4%
Axia Energia	551,197	5,694,472
Axia Energia Series B	108,805	1,195,196
Axia Energia Series C	166,995	1,675,424
Cia Energetica de Minas Gerais	778,718	1,698,671
Cia Paranaense de Energia - Copel	490,600	1,228,656
CPFL Energia SA	105,200	1,028,662
Energisa S/A unit	138,600	1,343,401
Equatorial SA	542,116	4,215,171
		18,079,653
Independent Power and Renewable Electricity Producers - 0.0%
Eneva SA (d)	439,000	1,761,756
Engie Brasil Energia SA	131,868	821,113
		2,582,869
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	224,034	6,011,701
TOTAL UTILITIES		26,674,223
TOTAL BRAZIL		230,160,120
CHILE - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	284,552	2,209,127
Specialty Retail - 0.0%
Empresas Copec SA	176,903	1,508,219
TOTAL CONSUMER DISCRETIONARY		3,717,346
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	562,886	1,884,167
Financials - 0.3%
Banks - 0.3%
Banco de Chile	20,656,724	4,552,928
Banco de Credito e Inversiones SA	39,691	2,952,104
Banco Santander Chile	29,955,924	2,635,880
TOTAL FINANCIALS		10,140,912
Industrials - 0.1%
Passenger Airlines - 0.1%
Latam Airlines Group SA	143,384,490	4,651,878
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B (d)	64,847	5,024,023
Paper & Forest Products - 0.0%
Empresas Cmpc SA	519,088	777,595
TOTAL MATERIALS		5,801,618
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Plaza SA	347,697	1,512,020
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	9,401,002	887,674
Enel Chile SA	12,545,036	1,064,526
TOTAL UTILITIES		1,952,200
TOTAL CHILE		29,660,141
CHINA - 25.8%
Communication Services - 5.8%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (b)(c)	2,006,000	2,891,356
Entertainment - 0.6%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	61,400	234,233
Beijing Enlight Media Co Ltd A Shares (China)	81,300	228,752
China Ruyi Holdings Ltd (d)(e)	5,192,000	1,435,558
Giant Network Group Co Ltd A Shares (China)	53,700	339,731
Kingnet Network Co Ltd A Shares (China)	59,400	212,932
Kingsoft Corp Ltd	475,000	1,831,390
Mango Excellent Media Co Ltd A Shares (China)	51,870	190,043
NetEase Cloud Music Inc (b)(c)(d)	39,450	911,499
Netease Inc	790,920	20,508,622
Tencent Music Entertainment Group Class A ADR	260,119	4,364,797
		30,257,557
Interactive Media & Services - 5.1%
Autohome Inc Class A ADR	29,704	654,676
Baidu Inc A Shares (d)	1,011,124	19,380,778
Bilibili Inc Z Shares (d)	113,241	3,879,616
Kuaishou Technology B Shares (b)(c)	1,145,300	11,750,463
Kunlun Tech Co Ltd A Shares (China) (d)	34,800	279,331
Meitu Inc (b)(c)	1,656,000	1,636,477
Tencent Holdings Ltd	2,911,400	223,775,469
		261,356,810
Media - 0.0%
China Literature Ltd (b)(c)(d)	184,700	846,413
Focus Media Information Technology Co Ltd A Shares (China)	400,340	414,636
		1,261,049
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	867,100	637,375
TOTAL COMMUNICATION SERVICES		296,404,147
Consumer Discretionary - 7.2%
Automobile Components - 0.0%
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	7,900	156,824
Fuyao Glass Industry Group Co Ltd A Shares (China)	54,900	487,579
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	274,000	2,344,683
Huayu Automotive Systems Co Ltd A Shares (China)	87,400	241,767
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	16,500	290,279
Ningbo Tuopu Group Co Ltd A Shares (China)	48,115	499,578
Sailun Group Co Ltd A Shares (China)	91,100	207,708
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	58,900	130,395
		4,358,813
Automobiles - 1.0%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China) (d)	60,500	476,046
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (d)	154,600	179,024
BYD Co Ltd A Shares (China)	150,500	1,967,698
BYD Co Ltd H Shares	1,668,700	20,803,459
Chongqing Afari Technology Co Ltd A Shares (China) (d)	125,400	191,209
Chongqing Changan Automobile Co Ltd A Shares (China)	229,374	366,906
Dongfeng Motor Group Co Ltd H Shares (d)	1,016,000	1,175,694
Geely Automobile Holdings Ltd	2,754,517	5,673,273
Great Wall Motor Co Ltd A Shares (China)	80,700	240,182
Great Wall Motor Co Ltd H Shares	1,036,500	1,757,994
Guangzhou Automobile Group Co Ltd A Shares (China)	7,300	8,317
Guangzhou Automobile Group Co Ltd H Shares (e)	356,200	167,337
Li Auto Inc A Shares (d)	566,636	4,735,358
NIO Inc A Shares (d)	840,969	4,009,227
SAIC Motor Corp Ltd A Shares (China)	212,400	432,026
Seres Group Co Ltd A Shares (China)	45,300	678,286
XPeng Inc A Shares (d)	567,050	5,104,357
Yadea Group Holdings Ltd (b)(c)	559,430	790,582
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	230,100	1,249,452
		50,006,427
Broadline Retail - 4.2%
Alibaba Group Holding Ltd	7,805,716	166,055,577
CCOOP Group Co Ltd A Shares (China) (d)	500,900	175,091
JD.com Inc A Shares	1,084,300	15,462,813
MINISO Group Holding Ltd A Shares	223,884	1,039,632
PDD Holdings Inc Class A ADR (d)	322,469	32,585,492
Vipshop Holdings Ltd Class A ADR	141,187	2,415,710
		217,734,315
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	151,900	351,576
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	613,910	3,743,088
TAL Education Group Class A ADR (d)	188,713	2,396,655
		6,139,743
Hotels, Restaurants & Leisure - 1.2%
H World Group Ltd ADR	90,713	4,309,775
Haidilao International Holding Ltd (b)(c)	755,000	1,544,386
Meituan B Shares (b)(c)(d)	2,261,720	27,960,476
Tongcheng Travel Holdings Ltd (c)	584,800	1,739,705
Trip.com Group Ltd	282,093	17,313,641
Yum China Holdings Inc (Hong Kong)	168,149	8,372,904
		61,240,887
Household Durables - 0.2%
Beijing Roborock Technology Co Ltd A Shares (China)	7,178	147,251
Ecovacs Robotics Co Ltd A Shares (China)	16,000	165,299
Gree Electric Appliances Inc of Zhuhai A Shares (China)	77,500	431,438
Haier Smart Home Co Ltd A Shares (China)	154,900	559,505
Haier Smart Home Co Ltd H Shares	1,114,800	3,681,705
Midea Group Co Ltd A Shares (China)	92,600	1,033,529
Midea Group Co Ltd H Shares	193,900	2,125,873
Sichuan Changhong Electric Co Ltd A Shares (China)	127,900	179,567
		8,324,167
Specialty Retail - 0.2%
China Tourism Group Duty Free Corp Ltd A Shares (China)	54,100	695,496
Chow Tai Fook Jewellery Group Ltd	893,200	1,646,431
Pop Mart International Group Ltd (b)(c)	244,000	6,983,833
		9,325,760
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	573,200	5,741,465
Bosideng International Holdings Ltd	2,096,000	1,279,799
Laopu Gold Co Ltd H Shares (e)	12,600	1,254,823
Li Ning Co Ltd	1,054,000	2,757,742
Shenzhou International Group Holdings Ltd	374,700	2,988,161
		14,021,990
TOTAL CONSUMER DISCRETIONARY		371,503,678
Consumer Staples - 0.8%
Beverages - 0.5%
Anhui Gujing Distillery Co Ltd A Shares (China)	11,300	214,760
Anhui Gujing Distillery Co Ltd B Shares	55,457	577,847
Beijing Yanjing Brewery Co Ltd A Shares (China)	78,100	136,051
China Resources Beer Holdings Co Ltd	732,644	2,458,996
Eastroc Beverage Group Co Ltd A Shares (China)	14,410	518,505
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	34,500	166,253
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	41,700	331,836
Kweichow Moutai Co Ltd A Shares (China)	34,100	6,872,242
Luzhou Laojiao Co Ltd A Shares (China)	40,800	709,565
Nongfu Spring Co Ltd H Shares (b)(c)	913,800	5,607,656
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	33,760	830,481
Tsingtao Brewery Co Ltd A Shares (China)	22,100	190,998
Tsingtao Brewery Co Ltd H Shares	276,000	1,748,119
Wuliangye Yibin Co Ltd A Shares (China)	104,700	1,581,400
		21,944,709
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (d)	2,559,000	2,135,748
JD Health International Inc (b)(c)(d)	508,550	4,117,432
Yonghui Superstores Co Ltd A Shares (China) (d)	251,500	159,183
		6,412,363
Food Products - 0.2%
Angel Yeast Co Ltd A Shares (China)	24,100	145,084
China Feihe Ltd (b)(c)	1,623,000	806,088
China Mengniu Dairy Co Ltd	1,411,000	2,944,061
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	128,376	651,875
Guangdong Haid Group Co Ltd A Shares (China)	46,100	341,585
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	96,000	354,627
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	175,200	663,828
Muyuan Foods Co Ltd A Shares (China)	147,554	976,371
New Hope Liuhe Co Ltd A Shares (China)	124,700	162,159
Tingyi Cayman Islands Holding Corp	889,000	1,349,642
Want Want China Holdings Ltd	2,130,418	1,287,179
Wens Foodstuff Group Co Ltd A Shares (China)	184,300	413,576
		10,096,075
Personal Care Products - 0.0%
Giant Biogene Holding Co ltd (b)(c)(e)	173,000	736,104
Hengan International Group Co Ltd	279,400	1,012,151
		1,748,255
Tobacco - 0.0%
Smoore International Holdings Ltd (b)(c)(e)	841,000	1,218,638
TOTAL CONSUMER STAPLES		41,420,040
Energy - 0.7%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	810,000	888,583
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	28,400	360,528
		1,249,111
Oil, Gas & Consumable Fuels - 0.7%
China Coal Energy Co Ltd H Shares	834,000	1,220,238
China Merchants Energy Shipping Co Ltd A Shares (China)	223,800	365,716
China Petroleum & Chemical Corp A Shares (China)	877,600	821,833
China Petroleum & Chemical Corp H Shares	10,324,704	7,110,368
China Shenhua Energy Co Ltd A Shares (China)	175,185	1,056,641
China Shenhua Energy Co Ltd H Shares	1,537,702	8,467,882
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	115,600	262,737
Guanghui Energy Co Ltd A Shares (China)	177,300	143,080
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	62,200	258,758
Inner Mongolia Yitai Coal Co Ltd B Shares	429,390	858,780
PetroChina Co Ltd A Shares (China)	545,900	865,367
PetroChina Co Ltd H Shares	9,633,790	11,443,987
Shaanxi Coal Industry Co Ltd A Shares (China)	261,400	837,774
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	157,490	165,606
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	83,000	162,735
Yankuang Energy Group Co Ltd A Shares (China)	173,900	366,223
Yankuang Energy Group Co Ltd H Shares (e)	1,459,200	2,131,242
		36,538,967
TOTAL ENERGY		37,788,078
Financials - 4.6%
Banks - 2.7%
Agricultural Bank of China Ltd A Shares (China)	2,294,100	2,217,621
Agricultural Bank of China Ltd H Shares	12,605,297	8,826,177
Bank of Beijing Co Ltd A Shares (China)	585,825	446,632
Bank of Changsha Co Ltd A Shares (China)	111,500	156,542
Bank of Chengdu Co Ltd A Shares (China)	117,500	272,464
Bank of China Ltd A Shares (China)	892,100	689,118
Bank of China Ltd H Shares	32,550,464	19,458,362
Bank of Communications Co Ltd A Shares (China)	1,411,900	1,344,522
Bank of Communications Co Ltd H Shares	4,009,176	3,448,709
Bank of Hangzhou Co Ltd A Shares (China)	200,900	467,011
Bank of Jiangsu Co Ltd A Shares (China)	508,443	740,897
Bank of Nanjing Co Ltd A Shares (China)	342,600	518,945
Bank of Ningbo Co Ltd A Shares (China)	183,020	814,826
Bank of Shanghai Co Ltd A Shares (China)	393,780	523,397
Bank of Suzhou Co Ltd A Shares (China)	124,000	146,799
China CITIC Bank Corp Ltd A Shares (China)	313,000	323,727
China CITIC Bank Corp Ltd H Shares	3,734,051	3,479,716
China Construction Bank Corp A Shares (China)	458,700	575,375
China Construction Bank Corp H Shares	43,847,000	44,273,648
China Everbright Bank Co Ltd A Shares (China)	1,285,800	614,069
China Merchants Bank Co Ltd A Shares (China)	533,600	2,968,218
China Merchants Bank Co Ltd H Shares	1,795,921	11,002,519
China Minsheng Banking Corp Ltd A Shares (China)	1,013,300	546,607
China Minsheng Banking Corp Ltd H Shares	2,938,561	1,463,243
China Zheshang Bank Co Ltd A Shares (China)	597,050	249,925
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	262,100	244,314
Chongqing Rural Commercial Bank Co Ltd H Shares	1,024,000	764,189
CNPC Capital Co Ltd A Shares (China)	233,600	302,091
Huaxia Bank Co Ltd A Shares (China)	367,458	335,122
Industrial & Commercial Bank of China Ltd A Shares (China)	1,492,100	1,556,115
Industrial & Commercial Bank of China Ltd H Shares	29,877,000	24,820,693
Industrial Bank Co Ltd A Shares (China)	572,500	1,540,008
Ping An Bank Co Ltd A Shares (China)	513,700	800,284
Postal Savings Bank of China Co Ltd A Shares (China)	779,000	567,014
Postal Savings Bank of China Co Ltd H Shares (b)(c)	4,091,000	2,670,742
Shanghai Pudong Development Bank Co Ltd A Shares (China)	864,409	1,248,415
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	267,400	330,416
		140,748,472
Capital Markets - 0.5%
Beijing Compass Technology Development Co Ltd A Shares (China)	16,800	299,666
BOC International China Co Ltd A Shares (China)	77,000	150,749
Caitong Securities Co Ltd A Shares (China)	128,700	172,359
Capital Securities Co Ltd A Shares (China)	50,500	129,887
Changjiang Securities Co Ltd A Shares (China)	153,300	190,970
China CITIC Financial Asset Management Co Ltd H Shares (b)(c)(d)	6,530,000	735,577
China Galaxy Securities Co Ltd A Shares (China)	205,400	443,789
China Galaxy Securities Co Ltd H Shares	1,562,000	2,103,434
China Great Wall Securities Co Ltd A Shares (China)	111,800	158,410
China International Capital Corp Ltd A Shares (China)	82,400	409,288
China International Capital Corp Ltd H Shares (b)(c)	805,800	2,188,794
China Merchants Securities Co Ltd A Shares (China)	205,550	505,910
CITIC Securities Co Ltd A Shares (China)	319,400	1,290,143
CITIC Securities Co Ltd H Shares	720,590	2,697,106
CSC Financial Co Ltd A Shares (China)	119,900	414,801
Dongxing Securities Co Ltd A Shares (China)	89,500	178,955
East Money Information Co Ltd A Shares (China)	424,508	1,386,174
Everbright Securities Co Ltd A Shares (China)	108,258	261,000
Founder Securities Co Ltd A Shares (China)	228,100	257,901
GF Securities Co Ltd A Shares (China)	166,400	538,330
GF Securities Co Ltd H Shares	465,600	1,087,101
Guolian Minsheng Securities Co Ltd A Shares (China)	121,000	169,009
Guosen Securities Co Ltd A Shares (China)	189,200	341,291
Guotai Haitong Securities Co Ltd A Shares (China)	374,620	1,068,611
Guotai Haitong Securities Co Ltd H Shares (b)(c)	881,728	1,875,849
Guoyuan Securities Co Ltd A Shares (China)	120,870	145,181
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	14,900	747,577
Huatai Securities Co Ltd A Shares (China)	204,500	675,415
Huatai Securities Co Ltd H Shares (b)(c)	610,800	1,457,395
Industrial Securities Co Ltd A Shares (China)	239,270	236,800
Orient Securities Co Ltd/China A Shares (China)	206,939	304,526
SDIC Capital Co Ltd A Shares (China)	177,300	196,129
Shenwan Hongyuan Group Co Ltd A Shares (China)	624,400	455,383
Sinolink Securities Co Ltd A Shares (China)	103,000	138,089
SooChow Securities Co Ltd A Shares (China)	137,660	189,507
Tianfeng Securities Co Ltd A Shares (China) (d)	281,000	166,941
Western Securities Co Ltd A Shares (China)	124,000	142,876
Zheshang Securities Co Ltd A Shares (China)	126,800	195,168
Zhongtai Securities Co Ltd A Shares (China)	219,600	201,855
		24,307,946
Consumer Finance - 0.0%
Qfin Holdings Inc Class A ADR	45,869	713,263
Financial Services - 0.0%
Far East Horizon Ltd	1,077,000	1,076,710
Insurance - 1.4%
China Life Insurance Co Ltd A Shares (China)	74,700	534,266
China Life Insurance Co Ltd H Shares	3,380,747	15,094,591
China Pacific Insurance Group Co Ltd A Shares (China)	184,700	1,210,211
China Pacific Insurance Group Co Ltd H Shares	1,198,428	6,044,222
China Taiping Insurance Holdings Co Ltd	651,255	2,135,809
New China Life Insurance Co Ltd A Shares (China)	58,400	698,943
New China Life Insurance Co Ltd H Shares	419,100	3,409,302
People's Insurance Co Group of China Ltd/The A Shares (China)	211,900	280,735
People's Insurance Co Group of China Ltd/The H Shares	4,021,552	3,500,538
PICC Property & Casualty Co Ltd H Shares	3,131,568	6,489,943
Ping An Insurance Group Co of China Ltd A Shares (China)	288,696	2,772,029
Ping An Insurance Group Co of China Ltd H Shares	3,046,141	28,254,029
		70,424,618
TOTAL FINANCIALS		237,271,009
Health Care - 1.0%
Biotechnology - 0.3%
3SBio Inc (b)(c)	828,000	2,469,554
Akeso Inc (b)(c)(d)(e)	293,000	4,140,654
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	54,860	131,393
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China) (d)	29,212	176,699
Chongqing Zhifei Biological Products Co Ltd A Shares (China) (d)	66,350	165,785
Imeik Technology Development Co Ltd A Shares (China)	8,340	167,634
Innovent Biologics Inc (b)(c)(d)	661,500	6,867,251
Remegen Co Ltd H Shares (b)(c)(d)(e)	85,000	916,143
Shanghai RAAS Blood Products Co Ltd A Shares (China)	184,000	166,749
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (d)(e)	22,100	1,175,144
		16,377,006
Health Care Equipment & Supplies - 0.0%
APT Medical Inc A Shares (China)	3,911	130,521
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	27,800	159,560
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,149,200	735,526
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	22,844	424,890
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	32,600	887,529
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	21,800	168,962
		2,506,988
Health Care Providers & Services - 0.1%
Aier Eye Hospital Group Co Ltd A Shares (China)	258,399	411,476
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	38,900	141,291
Huadong Medicine Co Ltd A Shares (China)	48,600	252,167
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	77,200	192,119
Sinopharm Group Co Ltd H Shares	602,600	1,610,615
		2,607,668
Life Sciences Tools & Services - 0.3%
Genscript Biotech Corp (d)	542,000	891,527
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	10,200	92,451
Pharmaron Beijing Co Ltd A Shares (China)	40,900	174,619
Wuxi Apptec Co Ltd A Shares (China)	64,984	889,916
Wuxi Apptec Co Ltd H Shares (b)(c)	175,668	2,500,517
Wuxi Biologics Cayman Inc (b)(c)(d)	1,577,500	7,471,423
WuXi XDC Cayman Inc (d)	167,000	1,342,482
XtalPi Holdings Ltd (d)(e)	780,000	1,206,129
		14,569,064
Pharmaceuticals - 0.3%
Beijing Tong Ren Tang Co Ltd A Shares (China)	37,958	165,554
Changchun High-Tech Industry Group Co Ltd A Shares (China)	11,300	155,884
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	46,111	186,454
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	38,920	217,617
CSPC Pharmaceutical Group Ltd	3,659,608	4,497,157
Haisco Pharmaceutical Group Co Ltd A Shares (China)	25,900	188,817
Hansoh Pharmaceutical Group Co Ltd (b)(c)	686,000	3,389,562
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	172,558	1,443,661
Kangmei Pharmaceutical Co Ltd rights (d)(f)	16,079	0
Shanghai Allist Pharmaceuticals Co Ltd A Shares (China)	12,466	176,775
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	58,300	223,665
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	500	1,307
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	30,900	208,511
Sichuan Biokin Pharmaceutical Co Ltd A Shares (China) (d)	4,955	197,972
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	44,300	197,229
Sino Biopharmaceutical Ltd	4,679,750	3,977,617
Yunnan Baiyao Group Co Ltd A Shares (China)	49,460	395,652
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	16,700	385,325
		16,008,759
TOTAL HEALTH CARE		52,069,485
Industrials - 1.3%
Aerospace & Defense - 0.0%
AECC Aviation Power Co Ltd A Shares (China)	73,800	491,841
AviChina Industry & Technology Co Ltd H Shares (e)	1,290,000	685,283
Kuang-Chi Technologies Co Ltd A Shares (China) (d)	59,700	407,661
		1,584,785
Air Freight & Logistics - 0.2%
J&T Global Express Ltd B Shares (d)	1,077,000	1,402,067
JD Logistics Inc (b)(c)(d)	899,700	1,288,724
SF Holding Co Ltd A Shares (China)	133,000	717,445
YTO Express Group Co Ltd A Shares (China)	94,900	230,433
ZTO Express Cayman Inc A Shares	189,944	4,193,995
		7,832,664
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	47,100	189,030
Commercial Services & Supplies - 0.0%
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	47,330	187,502
Construction & Engineering - 0.1%
China Communications Services Corp Ltd H Shares	1,104,000	672,680
China Energy Engineering Corp Ltd A Shares (China)	897,400	313,688
China National Chemical Engineering Co Ltd A Shares (China)	169,108	216,500
China Railway Group Ltd A Shares (China)	590,700	484,337
China Railway Group Ltd H Shares	1,824,000	1,053,013
China State Construction Engineering Corp Ltd A Shares (China)	1,143,740	829,208
China State Construction International Holdings Ltd	609,500	731,828
Metallurgical Corp of China Ltd A Shares (China)	494,500	222,646
Power Construction Corp of China Ltd A Shares (China)	477,000	388,366
Sichuan Road and Bridge Group Co Ltd A Shares (China)	200,760	280,416
		5,192,682
Electrical Equipment - 0.3%
China XD Electric Co Ltd A Shares (China)	142,000	296,184
CNGR Advanced Material Co Ltd A Shares (China)	26,020	205,001
Contemporary Amperex Technology Co Ltd A Shares (China)	120,320	6,057,755
Contemporary Amperex Technology Co Ltd H Shares (e)	35,100	2,190,153
Dongfang Electric Corp Ltd A Shares (China)	84,500	302,057
Eve Energy Co Ltd A Shares (China)	56,674	520,047
GEM Co Ltd A Shares (China)	141,900	182,893
Goldwind Science & Technology Co Ltd A Shares (China)	95,600	359,063
Goneo Group Co Ltd A Shares (China)	24,997	150,232
Gotion High-Tech Co Ltd A Shares (China)	50,000	273,169
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	94,500	303,683
JL Mag Rare-Earth Co Ltd A Shares (China)	31,600	171,143
NARI Technology Co Ltd A Shares (China)	222,475	806,469
Ningbo Deye Technology Co Ltd A Shares (China)	25,193	304,306
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	19,000	151,470
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	38,900	132,226
Shanghai Electric Group Co Ltd A Shares (China) (d)	349,500	437,896
Sungrow Power Supply Co Ltd A Shares (China)	56,320	1,223,335
Sunwoda Electronic Co Ltd A Shares (China)	51,200	172,563
TBEA Co Ltd A Shares (China)	140,000	547,776
Wolong Electric Group Co Ltd A Shares (China)	43,300	273,687
Zhejiang Chint Electrics Co Ltd A Shares (China)	59,500	250,179
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	52,615	544,939
		15,856,226
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	1,312,800	919,673
Daqin Railway Co Ltd A Shares (China)	559,200	403,810
		1,323,483
Industrial Conglomerates - 0.1%
CITIC Ltd	1,843,941	2,952,817
Fosun International Ltd	1,131,954	602,774
		3,555,591
Machinery - 0.4%
Airtac International Group	62,926	2,272,632
China CSSC Holdings Ltd A Shares (China)	202,300	976,034
CRRC Corp Ltd A Shares (China)	630,400	572,205
CRRC Corp Ltd H Shares	1,994,000	1,480,421
Haitian International Holdings Ltd	283,000	875,941
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	37,176	579,693
Sany Heavy Industry Co Ltd A Shares (China)	234,900	740,678
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	22,200	266,205
Shenzhen Envicool Technology Co Ltd A Shares (China)	26,800	412,462
Shenzhen Inovance Technology Co Ltd A Shares (China)	37,400	401,505
Sinotruk Hong Kong Ltd	312,000	1,434,575
UBTech Robotics Corp Ltd H Shares (d)	98,000	1,754,995
Weichai Power Co Ltd A Shares (China)	190,000	648,843
Weichai Power Co Ltd H Shares	873,000	2,974,778
XCMG Construction Machinery Co Ltd A Shares (China)	325,700	503,185
Yutong Bus Co Ltd A Shares (China)	61,400	272,918
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	51,700	378,840
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	26,848	220,677
Zhuzhou CRRC Times Electric Co Ltd H Shares	199,227	1,088,441
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	196,800	248,274
		18,103,302
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	332,920	689,138
COSCO SHIPPING Holdings Co Ltd H Shares (e)	1,181,300	2,071,634
		2,760,772
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (d)	357,000	426,752
China Eastern Airlines Corp Ltd A Shares (China) (d)	474,200	371,079
China Southern Airlines Co Ltd A Shares (China) (d)	311,200	322,761
Hainan Airlines Holding Co Ltd A Shares (China) (d)	1,187,200	288,613
Spring Airlines Co Ltd A Shares (China)	27,100	219,201
		1,628,406
Professional Services - 0.1%
Kanzhun Ltd ADR	168,988	3,129,658
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (b)(c)	93,600	971,693
Transportation Infrastructure - 0.1%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	157,600	212,649
China Merchants Port Holdings Co Ltd	566,242	1,140,153
Jiangsu Expressway Co Ltd H Shares	564,000	743,616
Shanghai International Airport Co Ltd A Shares (China)	34,500	152,853
Zhejiang Expressway Co Ltd H Shares	747,359	705,065
		2,954,336
TOTAL INDUSTRIALS		65,270,130
Information Technology - 2.1%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd	356,000	1,522,049
Hengtong Optic-electric Co Ltd A Shares (China)	68,400	344,472
Suzhou TFC Optical Communication Co Ltd A Shares (China)	21,516	768,903
Yealink Network Technology Corp Ltd A Shares (China)	35,170	194,119
Zhongji Innolight Co Ltd A Shares (China)	30,260	2,825,007
ZTE Corp A Shares (China)	112,700	623,990
ZTE Corp H Shares (e)	337,000	1,222,537
		7,501,077
Electronic Equipment, Instruments & Components - 0.4%
Aac Technologies Holdings Inc	352,133	1,667,788
Accelink Technologies Co Ltd A Shares (China)	22,400	233,320
Avary Holding Shenzhen Co Ltd A Shares (China)	64,200	527,046
BOE Technology Group Co Ltd A Shares (China)	1,017,800	639,808
Chaozhou Three-Circle Group Co Ltd A Shares (China)	53,100	381,918
China Railway Signal & Communication Corp Ltd A Shares (China)	199,867	158,128
Eoptolink Technology Inc Ltd A Shares (China)	27,040	1,631,677
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (d)	383,121	146,045
Foxconn Industrial Internet Co Ltd A Shares (China)	360,597	2,992,981
GoerTek Inc A Shares (China)	96,800	362,038
Hgtech Co Ltd A Shares (China)	27,900	310,676
Lens Technology Co Ltd A Shares (China)	138,100	722,111
Lingyi iTech Guangdong Co A Shares (China)	201,700	424,769
Luxshare Precision Industry Co Ltd A Shares (China)	197,524	1,468,697
Maxscend Microelectronics Co Ltd A Shares (China)	14,828	167,013
Ofilm Group Co Ltd A Shares (China) (d)	93,200	130,849
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	8,016	174,555
Shengyi Electronics Co Ltd A Shares (China)	19,209	243,437
Shengyi Technology Co Ltd A Shares (China)	67,300	667,506
Shennan Circuits Co Ltd A Shares (China)	18,452	620,043
Shenzhen Everwin Precision Technology Co Ltd A Shares (China)	37,700	209,603
Shenzhen Kinwong Electronic Co Ltd A Shares (China)	27,300	251,764
Sunny Optical Technology Group Co Ltd	321,600	2,577,049
SUPCON Technology Co Ltd A Shares (China)	21,935	264,511
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	50,700	564,196
TCL Technology Group Corp A Shares (China)	576,570	402,253
Unisplendour Corp Ltd A Shares (China)	79,310	285,444
Victory Giant Technology Huizhou Co Ltd A Shares (China)	23,400	891,265
Wingtech Technology Co Ltd A Shares (China) (d)	34,500	195,534
Wuhan Guide Infrared Co Ltd A Shares (China) (d)	118,368	282,479
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	53,260	534,381
Zhejiang Dahua Technology Co Ltd A Shares (China)	91,100	248,463
		20,377,347
IT Services - 0.1%
GDS Holdings Ltd A Shares (d)	510,600	2,843,071
Isoftstone Information Technology Group Co Ltd A Shares (China)	26,750	184,894
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	37,800	444,949
		3,472,914
Semiconductors & Semiconductor Equipment - 0.5%
ACM Research Shanghai Inc A Shares (China)	6,648	180,551
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	16,896	845,681
Amlogic Shanghai Co Ltd A Shares (China) (d)	11,669	147,026
Bestechnic Shanghai Co Ltd A Shares (China)	4,666	147,999
Cambricon Technologies Corp Ltd A Shares (China) (d)	11,382	2,061,162
China Resources Microelectronics Ltd A Shares (China)	36,787	337,456
CSI Solar Co Ltd A Shares (China)	102,191	224,617
Flat Glass Group Co Ltd A Shares (China) (d)	52,100	120,737
Flat Glass Group Co Ltd H Shares (d)	1,000	1,397
GalaxyCore Inc A Shares (China)	60,050	139,160
GCL Technology Holdings Ltd (d)(e)	11,034,000	1,525,418
Gigadevice Semiconductor Inc A Shares (China)	18,460	836,147
Hangzhou Chang Chuan Technology Co Ltd A Shares (China)	17,500	321,038
Hangzhou First Applied Material Co Ltd A Shares (China)	72,260	176,811
Hangzhou Silan Microelectronics Co Ltd A Shares (China)	46,100	221,423
Hua Hong Semiconductor Ltd (b)(c)(d)	331,000	4,936,125
Hua Hong Semiconductor Ltd A Shares (China) (d)	11,493	256,420
Hwatsing Technology Co Ltd A Shares (China)	9,792	266,050
Hygon Information Technology Co Ltd A Shares (China)	63,238	2,405,533
Ingenic Semiconductor Co Ltd A Shares (China)	13,400	277,185
JA Solar Technology Co Ltd A Shares (China) (d)	91,704	149,196
JCET Group Co Ltd A Shares (China)	49,600	353,035
Jinko Solar Co Ltd A Shares (China) (d)	277,212	252,419
LONGi Green Energy Technology Co Ltd A Shares (China) (d)	209,999	540,120
Loongson Technology Corp Ltd (China) (d)	11,113	267,428
Montage Technology Co Ltd A Shares (China)	31,729	829,995
National Silicon Industry Group Co Ltd A Shares (China) (d)	76,119	245,381
NAURA Technology Group Co Ltd A Shares (China)	19,545	1,336,120
Nexchip Semiconductor Corp A Shares (China)	55,580	292,461
OmniVision Integrated Circuits Group Inc A Shares (China)	33,430	582,834
Piotech Inc A Shares (China)	7,789	395,223
Rockchip Electronics Co Ltd A Shares (China)	11,700	321,997
Sanan Optoelectronics CO Ltd A Shares (China)	138,200	321,259
SG Micro Corp A Shares (China)	17,099	187,279
Shenzhen Goodix Technology Co Ltd A Shares (China)	12,900	149,936
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China) (d)	111,975	151,571
Tianshui Huatian Technology Co Ltd A Shares (China)	89,500	195,306
TongFu Microelectronics Co Ltd A Shares (China)	42,000	314,528
Tongwei Co Ltd A Shares (China) (d)	124,700	326,470
Trina Solar Co Ltd A Shares (China) (d)	60,382	162,860
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	23,539	284,801
United Nova Technology Co Ltd A Shares (China) (d)	232,209	253,528
Verisilicon Microelectronics Shanghai Co Ltd A Shares (China) (d)	14,567	465,209
Xinjiang Daqo New Energy Co Ltd A Shares (China) (d)	59,446	207,367
Xinyi Solar Holdings Ltd (e)	2,053,143	888,317
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	36,300	232,470
		25,135,046
Software - 0.1%
360 Security Technology Inc A Shares (China)	194,200	339,136
Beijing Kingsoft Office Software Inc A Shares (China)	12,846	622,440
China National Software & Service Co Ltd A Shares (China) (d)	26,010	168,817
Empyrean Technology Co Ltd A Shares (China)	12,700	188,351
Horizon Robotics A Shares (d)	2,272,800	2,394,381
Hundsun Technologies Inc A Shares (China)	52,719	235,469
Iflytek Co Ltd A Shares (China)	64,100	549,554
Jiangsu Hoperun Software Co Ltd A Shares (China)	22,100	158,953
Kingdee International Software Group Co Ltd (d)	1,368,000	2,267,713
Shanghai Baosight Software Co Ltd A Shares (China)	59,821	196,714
Yonyou Network Technology CO Ltd A Shares (China) (d)	94,820	207,051
		7,328,579
Technology Hardware, Storage & Peripherals - 0.9%
Anker Innovations Technology Co Ltd A Shares (China)	14,830	212,432
China Greatwall Technology Group Co Ltd A Shares (China) (d)	89,400	204,089
Huaqin Technology Co Ltd A Shares (China)	23,500	292,273
IEIT Systems Co Ltd A Shares (China)	40,772	368,908
Lenovo Group Ltd	3,653,000	4,115,885
Sharetronic Data Technology Co Ltd A Shares (China)	9,600	314,801
Shenzhen Longsys Electronics Co Ltd (China) (d)	9,700	468,832
Shenzhen Transsion Holdings Co Ltd A Shares (China)	31,601	264,245
Xiaomi Corp B Shares (b)(c)(d)	7,817,600	35,386,912
		41,628,377
TOTAL INFORMATION TECHNOLOGY		105,443,340
Materials - 1.4%
Chemicals - 0.2%
Ganfeng Lithium Group Co Ltd A Shares (China)	44,740	441,495
Ganfeng Lithium Group Co Ltd H Shares (b)(c)	199,920	1,548,260
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	53,000	310,372
Hengli Petrochemical Co Ltd A Shares (China)	195,020	732,193
Hoshine Silicon Industry Co Ltd A Shares (China)	27,300	195,175
Huafon Chemical Co Ltd A Shares (China)	137,600	254,941
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	233,900	198,849
Jiangsu Eastern Shenghong Co Ltd A Shares (China) (d)	183,200	348,388
Kingfa Sci & Tech Co Ltd A Shares (China)	73,100	201,158
LB Group Co Ltd A Shares (China)	66,200	211,025
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	203,200	694,506
Qinghai Salt Lake Industry Co Ltd A Shares (China) (d)	146,600	691,272
Rongsheng Petrochemical Co Ltd A Shares (China)	276,800	587,305
Satellite Chemical Co Ltd A Shares (China)	93,330	327,043
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	58,800	317,271
Shanghai Putailai New Energy Technology Group Co Ltd A Shares (China)	59,174	235,870
Sinoma Science & Technology Co Ltd A Shares (China)	46,500	286,823
Tianqi Lithium Corp A Shares (China) (d)	40,900	320,940
Wanhua Chemical Group Co Ltd A Shares (China)	84,200	1,065,498
Yunnan Yuntianhua Co Ltd A Shares (China)	50,500	277,426
Zangge Mining Co Ltd A Shares (China)	43,500	540,015
Zhejiang Juhua Co Ltd A Shares (China)	74,800	423,294
Zhejiang Longsheng Group Co Ltd A Shares (China)	90,200	197,482
Zhejiang NHU Co Ltd A Shares (China)	85,136	341,193
		10,747,794
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	114,700	404,566
Anhui Conch Cement Co Ltd H Shares	546,900	1,737,569
China Jushi Co Ltd A Shares (China)	110,914	340,954
China National Building Material Co Ltd H Shares	1,678,000	1,207,148
		3,690,237
Metals & Mining - 1.1%
Aluminum Corp of China Ltd A Shares (China)	325,900	662,418
Aluminum Corp of China Ltd H Shares	1,730,000	3,067,101
Baoshan Iron & Steel Co Ltd A Shares (China)	603,500	633,733
Chifeng Jilong Gold Mining Co A Shares (China)	47,600	295,799
China Gold International Resources Corp Ltd	108,000	2,836,830
China Hongqiao Group Ltd	1,297,200	5,997,730
China Nonferrous Mining Corp Ltd	619,000	1,244,006
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	100,200	743,600
China Rare Earth Resources And Technology Co Ltd A Shares (China) (d)	29,400	229,305
Citic Pacific Special Steel Group Co Ltd A Shares (China)	93,200	220,138
CMOC Group Ltd A Shares (China)	470,700	1,647,374
CMOC Group Ltd H Shares	1,702,000	4,862,795
Guangdong HEC Technology Holding Co Ltd A Shares (China) (d)	83,400	326,798
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	62,300	294,484
Huaibei Mining Holdings Co Ltd A Shares (China)	74,600	134,782
Hunan Valin Steel Co Ltd A Shares (China)	191,400	172,629
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China)	1,254,700	453,022
Inner Mongolia Xingye Silver&Tin Mining Co Ltd A Shares (China)	49,200	435,399
Jiangxi Copper Co Ltd A Shares (China)	58,000	529,127
Jiangxi Copper Co Ltd H Shares	470,000	2,855,340
Jinduicheng Molybdenum Co Ltd A Shares (China)	89,400	263,889
MMG Ltd (d)	1,928,000	2,539,537
Shandong Gold Mining Co Ltd A Shares (China)	100,344	787,394
Shandong Gold Mining Co Ltd H Shares (b)(c)	426,000	2,413,533
Shandong Nanshan Aluminum Co Ltd A Shares (China)	321,800	339,772
Shanjin International Gold Co Ltd A Shares (China)	76,980	385,800
Tianshan Aluminum Group Co Ltd A Shares (China)	128,900	349,518
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	371,500	441,947
Western Mining Co Ltd A Shares (China)	66,000	337,987
Western Superconducting Technologies Co Ltd A Shares (China)	18,001	219,401
Xiamen Tungsten Co Ltd A Shares (China)	44,000	357,924
Yunnan Aluminium Co Ltd A Shares (China)	96,100	465,035
Zhaojin Mining Industry Co Ltd H Shares	784,000	3,632,928
Zhongjin Gold Corp Ltd A Shares (China)	134,300	712,867
Zijin Mining Group Co Ltd A Shares (China)	520,700	3,006,566
Zijin Mining Group Co Ltd H Shares	2,760,000	14,803,190
		58,699,698
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	77,100	186,546
TOTAL MATERIALS		73,324,275
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
C&D International Investment Group Ltd	413,289	850,162
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	251,100	381,793
China Overseas Land & Investment Ltd	1,731,702	3,112,236
China Resources Land Ltd	1,454,812	5,713,397
China Resources Mixc Lifestyle Services Ltd (b)(c)	310,000	1,838,072
China Vanke Co Ltd A Shares (China) (d)	271,300	190,448
China Vanke Co Ltd H Shares (d)(e)	1,015,900	494,159
Hainan Airport Infrastructure Co Ltd A Shares (China)	316,600	204,030
KE Holdings Inc A Shares	926,454	5,889,581
Longfor Group Holdings Ltd (b)(c)(e)	955,103	1,259,272
Poly Developments and Holdings Group Co Ltd A Shares (China)	331,600	324,838
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	42,900	256,533
Youngor Fashion Co Ltd A Shares (China)	128,087	135,425
TOTAL REAL ESTATE		20,649,946
Utilities - 0.5%
Gas Utilities - 0.2%
Beijing Enterprises Holdings Ltd	226,427	1,026,039
China Gas Holdings Ltd	1,223,900	1,212,604
China Resources Gas Group Ltd	416,500	1,146,267
ENN Energy Holdings Ltd	358,443	3,090,224
ENN Natural Gas Co Ltd A Shares (China)	71,500	200,663
Kunlun Energy Co Ltd	1,757,000	1,799,260
		8,475,057
Independent Power and Renewable Electricity Producers - 0.3%
CGN Power Co Ltd A Shares (China)	456,800	252,983
CGN Power Co Ltd H Shares (b)(c)	4,722,447	1,970,684
China Longyuan Power Group Corp Ltd H Shares	1,113,000	1,011,546
China National Nuclear Power Co Ltd A Shares (China)	569,600	705,471
China Power International Development Ltd	1,712,619	714,678
China Resources Power Holdings Co Ltd	932,940	2,125,719
China Three Gorges Renewables Group Co Ltd A Shares (China)	791,200	467,772
China Yangtze Power Co Ltd A Shares (China)	661,400	2,507,930
Datang International Power Generation Co Ltd A Shares (China)	343,300	186,669
GD Power Development Co Ltd A Shares (China)	493,900	328,947
Huadian Power International Corp Ltd A Shares (China)	273,800	192,990
Huaneng Power International Inc A Shares (China)	262,600	266,689
Huaneng Power International Inc H Shares	1,892,186	1,380,610
SDIC Power Holdings Co Ltd A Shares (China)	221,700	406,613
Shanghai Electric Power Co Ltd A Shares (China)	78,200	239,266
Shenergy Co Ltd A Shares (China)	135,500	162,364
Sichuan Chuantou Energy Co Ltd A Shares (China)	135,100	270,521
Wintime Energy Group Co Ltd A Shares (China) (d)	604,600	146,981
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	309,400	220,309
		13,558,742
Water Utilities - 0.0%
Guangdong Investment Ltd	1,321,126	1,248,052
TOTAL UTILITIES		23,281,851
TOTAL CHINA		1,324,425,979
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Grupo Cibest SA	116,108	2,622,479
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	200,872	1,646,363
TOTAL COLOMBIA		4,268,842
CZECH REPUBLIC - 0.1%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	34,425	2,087,314
Moneta Money Bank AS (b)(c)	115,399	1,157,747
TOTAL FINANCIALS		3,245,061
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS	61,169	3,518,242
TOTAL CZECH REPUBLIC		6,763,303
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	692,581	557,843
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	1,149,708	3,282,780
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	333,039	613,777
TOTAL EGYPT		4,454,400
GREECE - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	73,511	1,374,138
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	84,257	1,697,859
Specialty Retail - 0.0%
FF Group (d)(f)	1,944	0
JUMBO SA	51,882	1,539,918
		1,539,918
TOTAL CONSUMER DISCRETIONARY		3,237,777
Financials - 0.5%
Banks - 0.5%
Alpha Bank SA	998,321	4,778,928
Eurobank SA	1,171,333	5,741,198
National Bank of Greece SA	394,694	6,977,991
Piraeus Bank SA	510,835	5,152,960
TOTAL FINANCIALS		22,651,077
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	83,948	1,986,175
TOTAL GREECE		29,249,167
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Orient Overseas International Ltd	60,000	982,322
Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	97,100	2,717,075
TOTAL HONG KONG		3,699,397
HUNGARY - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	185,752	2,268,629
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	101,792	12,824,332
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	63,429	2,122,956
TOTAL HUNGARY		17,215,917
INDIA - 13.2%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (d)	598,999	2,902,428
Tata Communications Ltd	51,792	887,074
		3,789,502
Interactive Media & Services - 0.0%
Info Edge India Ltd	162,135	2,209,212
Wireless Telecommunication Services - 0.5%
Bharti Airtel Ltd	1,166,229	25,039,316
Vodafone Idea Ltd (d)	12,286,531	1,496,723
		26,536,039
TOTAL COMMUNICATION SERVICES		32,534,753
Consumer Discretionary - 1.6%
Automobile Components - 0.2%
Balkrishna Industries Ltd	35,023	880,712
Bharat Forge Ltd	108,533	1,706,104
Bosch Ltd	3,347	1,333,412
MRF Ltd	1,061	1,529,294
Samvardhana Motherson International Ltd	1,918,621	2,362,339
Tube Investments of India Ltd	48,295	1,229,891
		9,041,752
Automobiles - 0.9%
Bajaj Auto Ltd	30,497	3,192,084
Eicher Motors Ltd	62,359	4,843,850
Hero MotoCorp Ltd	54,550	3,292,251
Hyundai Motor India Ltd	73,914	1,770,344
Mahindra & Mahindra Ltd	423,896	15,865,011
Maruti Suzuki India Ltd	57,178	9,103,558
Tata Motors Passenger Vehicles Limited	920,810	3,515,274
TVS Motor Co Ltd	108,022	4,332,237
		45,914,609
Broadline Retail - 0.0%
Vishal Mega Mart Ltd (d)	956,242	1,313,485
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (d)	1,096,177	3,270,815
Indian Hotels Co Ltd/The	388,500	2,856,319
Jubilant Foodworks Ltd	179,660	973,891
Swiggy Ltd (d)	627,119	2,118,460
		9,219,485
Household Durables - 0.0%
Dixon Technologies India Ltd (c)	16,462	1,875,390
Specialty Retail - 0.1%
FSN E-Commerce Ventures Ltd (d)	519,563	1,345,739
Trent Ltd	82,326	3,398,751
		4,744,490
Textiles, Apparel & Luxury Goods - 0.2%
Kalyan Jewellers India Ltd	190,794	752,510
Page Industries Ltd	2,791	1,004,308
Titan Co Ltd	161,497	7,005,237
		8,762,055
TOTAL CONSUMER DISCRETIONARY		80,871,266
Consumer Staples - 0.8%
Beverages - 0.1%
United Spirits Ltd	132,369	1,967,043
Varun Beverages Ltd	614,639	3,158,861
		5,125,904
Consumer Staples Distribution & Retail - 0.1%
Avenue Supermarts Ltd (b)(c)(d)	73,999	2,977,505
Food Products - 0.2%
Britannia Industries Ltd	49,303	3,151,136
Marico Ltd	236,124	1,879,330
Nestle India Ltd	307,112	4,462,626
Tata Consumer Products Ltd	269,948	3,338,212
		12,831,304
Personal Care Products - 0.3%
Colgate-Palmolive India Ltd	55,439	1,278,264
Dabur India Ltd	241,261	1,332,942
Godrej Consumer Products Ltd	185,810	2,338,684
Hindustan Unilever Ltd	373,742	9,672,278
Kwality Wall's India Ltd (f)	449,349	197,001
		14,819,169
Tobacco - 0.1%
ITC Ltd	1,366,591	4,801,266
TOTAL CONSUMER STAPLES		40,555,148
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Bharat Petroleum Corp Ltd	690,384	2,744,400
Coal India Ltd	840,286	4,039,044
Hindustan Petroleum Corp Ltd	435,149	2,026,399
Indian Oil Corp Ltd	1,285,314	2,288,205
Oil & Natural Gas Corp Ltd	1,430,986	4,197,417
Oil India Ltd	221,211	1,230,491
Petronet LNG Ltd	340,130	1,074,799
Reliance Industries Ltd	2,767,612	42,117,541
TOTAL ENERGY		59,718,296
Financials - 3.9%
Banks - 2.7%
AU Small Finance Bank Ltd (b)(c)	165,987	1,778,277
Axis Bank Ltd	1,043,534	15,595,993
Bank of Baroda	470,376	1,535,876
Canara Bank	824,390	1,325,403
HDFC Bank Ltd	5,167,117	52,364,860
ICICI Bank Ltd	2,402,491	35,532,403
IDFC First Bank Ltd	1,632,343	1,487,897
IndusInd Bank Ltd (d)	261,297	2,553,583
Kotak Mahindra Bank Ltd	2,485,896	11,061,199
Punjab National Bank	1,044,215	1,425,669
State Bank of India	839,645	9,863,498
Union Bank of India Ltd	692,359	1,364,875
Yes Bank Ltd (d)	7,113,458	1,660,950
		137,550,483
Capital Markets - 0.0%
BSE Ltd	90,332	2,755,454
HDFC Asset Management Co Ltd (b)(c)	87,547	2,401,924
		5,157,378
Consumer Finance - 0.6%
Bajaj Finance Ltd	1,272,652	12,905,702
Cholamandalam Investment and Finance Co Ltd	191,076	3,400,000
Muthoot Finance Ltd	54,730	2,285,799
SBI Cards & Payment Services Ltd	129,742	1,066,232
Shriram Finance Ltd	640,713	7,127,263
Sundaram Finance Ltd	30,265	1,742,084
		28,527,080
Financial Services - 0.3%
Bajaj Finserv Ltd	174,412	3,714,058
Bajaj Holdings & Investment Ltd	12,131	1,428,826
Jio Financial Services Ltd	1,300,192	3,608,730
One 97 Communications Ltd (d)	174,135	2,160,213
Power Finance Corp Ltd	674,481	2,790,416
REC Ltd	537,460	2,134,155
		15,836,398
Insurance - 0.3%
HDFC Life Insurance Co Ltd (b)(c)	441,074	3,516,316
ICICI Lombard General Insurance Co Ltd (b)(c)	110,854	2,193,167
ICICI Prudential Life Insurance Co Ltd (b)(c)	164,217	1,140,550
PB Fintech Ltd (d)	156,458	2,823,083
SBI Life Insurance Co Ltd (b)(c)	205,167	4,471,680
		14,144,796
TOTAL FINANCIALS		201,216,135
Health Care - 0.7%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	48,994	3,719,139
Fortis Healthcare Ltd	222,842	2,069,383
Max Healthcare Institute Ltd	353,314	3,686,728
		9,475,250
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	54,313	3,584,182
Pharmaceuticals - 0.5%
Alkem Laboratories Ltd	21,714	1,344,485
Aurobindo Pharma Ltd	118,672	1,563,027
Cipla Ltd/India	256,991	3,710,778
Dr Reddy's Laboratories Ltd	246,615	3,273,573
Lupin Ltd	114,074	2,678,240
Mankind Pharma Ltd	56,174	1,301,215
Sun Pharmaceutical Industries Ltd	436,317	7,591,080
Torrent Pharmaceuticals Ltd	53,800	2,323,937
Zydus Lifesciences Ltd	91,538	883,793
		24,670,128
TOTAL HEALTH CARE		37,729,560
Industrials - 1.3%
Aerospace & Defense - 0.2%
Bharat Electronics Ltd	1,660,145	8,129,268
Hindustan Aeronautics Ltd (c)	91,130	4,590,987
		12,720,255
Building Products - 0.0%
Astral Ltd	55,836	899,158
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	111,167	755,367
Construction & Engineering - 0.4%
Larsen & Toubro Ltd	306,460	13,142,546
Rail Vikas Nigam Ltd (c)	234,695	878,948
Voltas Ltd	97,488	1,411,808
		15,433,302
Electrical Equipment - 0.3%
ABB India Ltd	23,952	1,457,197
Bharat Heavy Electricals Ltd	472,793	1,354,535
CG Power & Industrial Solutions Ltd	321,050	2,044,946
GE Vernova T&D India Ltd	58,064	2,045,544
Havells India Ltd	99,253	1,390,932
Hitachi Energy India Ltd	6,062	1,246,989
Polycab India Ltd	23,841	1,823,553
Siemens Energy India Ltd	40,352	1,094,548
Suzlon Energy Ltd (d)	4,659,576	2,422,427
		14,880,671
Industrial Conglomerates - 0.0%
Siemens Ltd (d)	40,443	1,367,874
Machinery - 0.2%
Ashok Leyland Ltd	1,333,237	2,859,886
Cummins India Ltd	62,970	2,824,221
Tata Motors Ltd /new (d)	919,286	4,596,731
		10,280,838
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)	86,010	4,311,569
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	72,102	1,588,707
Adani Enterprises Ltd	11,310	193,701
		1,782,408
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	246,109	3,810,779
GMR Airports Ltd (d)	1,199,893	1,228,629
		5,039,408
TOTAL INDUSTRIALS		67,470,850
Information Technology - 1.3%
IT Services - 1.3%
HCL Technologies Ltd	431,879	7,986,281
Infosys Ltd	1,510,173	27,026,784
LTIMindtree Ltd (b)(c)	33,750	2,199,047
Mphasis Ltd	52,366	1,575,651
Persistent Systems Ltd	49,754	3,274,646
Tata Consultancy Services Ltd	411,371	14,014,896
Tech Mahindra Ltd	244,880	4,655,161
Wipro Ltd	1,193,582	3,083,730
		63,816,196
Semiconductors & Semiconductor Equipment - 0.0%
WAAREE Energies Ltd	39,071	1,187,759
Software - 0.0%
Oracle Financial Services Software Ltd	9,863	834,699
TOTAL INFORMATION TECHNOLOGY		65,838,654
Materials - 1.1%
Chemicals - 0.3%
Asian Paints Ltd	174,276	4,615,290
Coromandel International Ltd	53,483	1,331,388
PI Industries Ltd	34,330	1,196,350
Pidilite Industries Ltd	138,475	2,161,227
Solar Industries India Ltd	12,295	1,807,497
SRF Ltd	67,237	2,065,125
Supreme Industries Ltd	28,720	1,100,482
UPL Ltd	229,283	1,760,244
		16,037,603
Construction Materials - 0.2%
Ambuja Cements Ltd	281,219	1,564,594
Grasim Industries Ltd	123,926	3,809,926
Shree Cement Ltd	4,090	1,203,663
UltraTech Cement Ltd	53,584	7,418,100
		13,996,283
Metals & Mining - 0.6%
APL Apollo Tubes Ltd	82,000	1,829,426
Hindalco Industries Ltd	612,528	6,430,295
Jindal Stainless Ltd	149,835	1,344,110
Jindal Steel Ltd	162,131	2,001,574
JSW Steel Ltd	277,777	3,678,893
NMDC Ltd	1,393,393	1,234,077
Tata Steel Ltd	3,402,352	7,166,186
Vedanta Ltd	621,259	4,617,740
		28,302,301
TOTAL MATERIALS		58,336,187
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
DLF Ltd	338,257	2,345,267
Godrej Properties Ltd (d)	68,422	1,176,607
Lodha Developers Ltd (b)(c)	136,287	1,443,964
Oberoi Realty Ltd	57,844	940,515
Phoenix Mills Ltd/The	89,436	1,629,558
Prestige Estates Projects Ltd	78,273	1,247,584
TOTAL REAL ESTATE		8,783,495
Utilities - 0.5%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	2,114,873	5,916,035
Tata Power Co Ltd/The	727,280	2,905,345
Torrent Power Ltd	80,058	1,211,513
		10,032,893
Gas Utilities - 0.0%
GAIL India Ltd	1,049,746	1,915,196
Independent Power and Renewable Electricity Producers - 0.3%
Adani Power Ltd (d)	1,314,730	1,941,110
JSW Energy Ltd	198,212	993,935
NHPC Ltd	1,367,930	1,166,621
NTPC Ltd	1,983,604	7,701,300
		11,802,966
TOTAL UTILITIES		23,751,055
TOTAL INDIA		676,805,399
INDONESIA - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	22,503,765	4,810,414
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (d)	405,527,404	1,559,055
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	8,489,900	883,406
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	3,354,900	886,653
Indofood Sukses Makmur Tbk PT	2,027,400	823,309
		1,709,962
TOTAL CONSUMER STAPLES		2,593,368
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dian Swastatika Sentosa Tbk PT (d)	455,100	2,705,610
Petrindo Jaya Kreasi Tbk PT	10,217,100	1,104,794
United Tractors Tbk PT	678,000	1,056,228
TOTAL ENERGY		4,866,632
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	25,212,150	11,139,974
Bank Mandiri Persero Tbk PT	16,968,196	4,882,536
Bank Negara Indonesia Persero Tbk PT	6,779,900	1,819,760
Bank Rakyat Indonesia Persero Tbk PT	30,994,427	7,035,858
TOTAL FINANCIALS		24,878,128
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	9,199,959	3,488,361
Materials - 0.1%
Chemicals - 0.0%
Barito Pacific Tbk PT (d)	10,648,600	1,370,264
Chandra Asri Pacific Tbk PT	3,927,900	1,515,555
		2,885,819
Metals & Mining - 0.1%
Amman Mineral Internasional PT (d)	6,588,100	2,962,082
Bumi Resources Minerals Tbk PT (d)	25,759,300	1,634,464
		4,596,546
TOTAL MATERIALS		7,482,365
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Barito Renewables Energy Tbk PT (d)	3,649,000	1,846,134
TOTAL INDONESIA		51,524,457
KOREA (SOUTH) - 14.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	95,850	1,057,122
Entertainment - 0.1%
HYBE Co Ltd	10,398	2,680,618
Krafton Inc (d)	12,939	2,265,415
		4,946,033
Interactive Media & Services - 0.4%
Kakao Corp	140,718	5,955,681
NAVER Corp	64,147	12,159,689
		18,115,370
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	47,821	2,391,164
TOTAL COMMUNICATION SERVICES		26,509,689
Consumer Discretionary - 0.9%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	33,778	1,478,499
Hyundai Mobis Co Ltd	27,106	8,389,290
		9,867,789
Automobiles - 0.6%
Hyundai Motor Co	61,360	21,147,974
Kia Corp	107,347	11,291,662
		32,439,636
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp (d)(e)	10,613	825,934
Household Durables - 0.1%
Coway Co Ltd (d)	24,560	1,411,912
LG Electronics Inc	48,086	3,284,776
		4,696,688
TOTAL CONSUMER DISCRETIONARY		47,830,047
Consumer Staples - 0.2%
Food Products - 0.0%
Samyang Foods Co Ltd	1,882	1,530,788
Personal Care Products - 0.1%
Amorepacific Corp	13,296	1,272,108
APR Corp/Korea	11,048	2,056,179
LG H&H Co Ltd (e)	4,590	830,529
		4,158,816
Tobacco - 0.1%
KT&G Corp	43,594	4,624,649
TOTAL CONSUMER STAPLES		10,314,253
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	19,736	3,183,379
S-Oil Corp (d)	20,450	1,492,804
SK Innovation Co Ltd	30,741	2,373,282
TOTAL ENERGY		7,049,465
Financials - 1.3%
Banks - 0.9%
Hana Financial Group Inc	126,538	8,731,090
Industrial Bank of Korea	127,888	1,952,616
KakaoBank Corp	76,100	1,201,250
KB Financial Group Inc	164,705	15,295,862
Shinhan Financial Group Co Ltd	198,657	11,519,583
Woori Financial Group Inc	300,555	6,267,044
		44,967,445
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	18,991	2,821,035
Mirae Asset Securities Co Ltd	90,590	2,669,499
NH Investment & Securities Co Ltd	64,899	1,210,093
		6,700,627
Financial Services - 0.1%
Meritz Financial Group Inc	35,870	2,882,991
Insurance - 0.2%
DB Insurance Co Ltd	20,930	2,057,321
Samsung Fire & Marine Insurance Co Ltd	13,592	4,693,907
Samsung Life Insurance Co Ltd	36,364	4,719,929
		11,471,157
TOTAL FINANCIALS		66,022,220
Health Care - 0.5%
Biotechnology - 0.3%
Alteogen Inc (d)	18,230	5,189,794
Celltrion Inc	68,217	9,874,732
		15,064,526
Health Care Equipment & Supplies - 0.0%
HLB Inc (d)(e)	53,728	2,055,451
Life Sciences Tools & Services - 0.1%
Samsung Biologics Co Ltd (b)(c)(d)	5,261	6,328,155
Pharmaceuticals - 0.1%
SK Biopharmaceuticals Co Ltd (d)	14,254	1,159,397
Yuhan Corp (d)	25,446	1,894,335
		3,053,732
TOTAL HEALTH CARE		26,501,864
Industrials - 2.7%
Aerospace & Defense - 0.4%
Hanwha Aerospace Co Ltd	15,226	13,644,028
Hanwha Systems Co Ltd (d)(e)	34,284	2,226,157
Korea Aerospace Industries Ltd	33,179	3,849,114
LIG Nex1 Co Ltd (d)	5,991	1,988,424
		21,707,723
Air Freight & Logistics - 0.1%
Hyundai Glovis Co Ltd	17,029	2,840,651
Electrical Equipment - 0.9%
Doosan Enerbility Co Ltd (d)	203,695	12,721,022
Ecopro BM Co Ltd (d)(e)	22,206	3,551,172
Ecopro Co Ltd (e)	46,244	5,179,909
HD Hyundai Electric Co Ltd	10,642	6,521,364
Hyosung Heavy Industries Corp	2,540	4,557,443
LG Energy Solution Ltd (d)(e)	21,262	5,833,116
LS Electric Co Ltd (d)	6,809	2,656,521
POSCO Future M Co Ltd (d)(e)	16,154	2,488,691
		43,509,238
Industrial Conglomerates - 0.7%
Doosan Co Ltd	3,377	1,980,952
LG Corp	42,083	2,660,048
Samsung C&T Corp	38,619	8,026,048
SK Inc	16,472	3,786,654
SK Square Co Ltd (d)	42,153	16,562,151
		33,015,853
Machinery - 0.6%
Doosan Bobcat Inc	23,943	970,441
Hanwha Ocean Co Ltd (d)	62,635	5,979,712
HD Hyundai Heavy Industries Co Ltd	16,691	6,615,515
HD Hyundai Marine Solution Co Ltd	7,123	900,483
HD Korea Shipbuilding & Offshore Engineering Co Ltd	19,296	5,499,918
Hyundai Rotem Co Ltd	34,705	5,514,122
Samsung Heavy Industries Co Ltd (d)	319,785	6,491,675
		31,971,866
Marine Transportation - 0.0%
HMM Co Ltd	107,766	1,485,680
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd (d)	83,432	1,339,991
Trading Companies & Distributors - 0.0%
Posco International Corp	23,936	1,029,555
TOTAL INDUSTRIALS		136,900,557
Information Technology - 8.1%
Electronic Equipment, Instruments & Components - 0.3%
LG Display Co Ltd (d)	136,037	1,088,317
Samsung Electro-Mechanics Co Ltd	25,436	4,891,774
Samsung SDI Co Ltd	27,446	7,378,313
		13,358,404
IT Services - 0.0%
Samsung SDS Co Ltd	19,375	2,311,810
Semiconductors & Semiconductor Equipment - 3.1%
Hanmi Semiconductor Co Ltd (e)	19,455	2,829,613
SK Hynix Inc	248,080	155,442,240
		158,271,853
Technology Hardware, Storage & Peripherals - 4.7%
Samsung Electronics Co Ltd	2,152,519	238,141,694
TOTAL INFORMATION TECHNOLOGY		412,083,761
Materials - 0.2%
Chemicals - 0.0%
LG Chem Ltd	22,451	4,805,191
Metals & Mining - 0.2%
POSCO Holdings Inc	33,091	7,878,622
TOTAL MATERIALS		12,683,813
Utilities - 0.1%
Electric Utilities - 0.1%
Korea Electric Power Corp	116,651	4,668,153
TOTAL KOREA (SOUTH)		750,563,822
KUWAIT - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	885,855	1,471,137
Financials - 0.6%
Banks - 0.6%
Boubyan Bank KSCP	702,905	1,551,838
Gulf Bank KSCP	906,047	1,017,865
Kuwait Finance House KSCP	5,040,864	13,262,840
National Bank of Kuwait SAKP	3,776,431	11,694,516
Warba Bank KSCP	1,020,444	940,363
TOTAL FINANCIALS		28,467,422
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	302,169	988,863
TOTAL KUWAIT		30,927,422
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	62,367	2,118,119
MALAYSIA - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Bhd	521,847	1,045,812
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	1,272,798	742,627
CELCOMDIGI BHD	1,594,800	1,318,886
Maxis Bhd	1,063,200	1,030,295
		3,091,808
TOTAL COMMUNICATION SERVICES		4,137,620
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MR DIY Group M Bhd (b)(c)	1,531,650	711,040
Petronas Dagangan Bhd	137,626	740,150
TOTAL CONSUMER DISCRETIONARY		1,451,190
Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	1,142,600	1,156,513
Kuala Lumpur Kepong Bhd	227,849	1,127,107
Nestle Malaysia Bhd	31,900	906,342
QL Resources Bhd	758,650	773,661
SD Guthrie Bhd	941,496	1,394,809
TOTAL CONSUMER STAPLES		5,358,432
Financials - 0.6%
Banks - 0.6%
AMMB Holdings Bhd	1,127,100	1,844,190
CIMB Group Holdings Bhd	3,669,531	7,986,955
Hong Leong Bank Bhd	294,700	1,928,782
Malayan Banking Bhd	2,744,897	8,216,587
Public Bank Bhd	6,612,885	8,169,647
RHB Bank Bhd	789,974	1,693,374
TOTAL FINANCIALS		29,839,535
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	1,004,287	2,282,702
Industrials - 0.1%
Construction & Engineering - 0.1%
Gamuda Bhd	2,125,713	2,383,474
Industrial Conglomerates - 0.0%
Sunway Bhd	1,139,100	1,664,438
Marine Transportation - 0.0%
MISC Bhd	609,800	1,237,544
TOTAL INDUSTRIALS		5,285,456
Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,088,600	891,978
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	1,683,500	3,228,630
TOTAL MATERIALS		4,120,608
Utilities - 0.2%
Electric Utilities - 0.2%
Tenaga Nasional Bhd	1,192,072	4,215,496
Gas Utilities - 0.0%
Petronas Gas Bhd	359,600	1,676,674
Multi-Utilities - 0.0%
YTL Corp Bhd	1,342,800	708,530
YTL Corp Bhd warrants 6/2/2028 (d)	358,360	63,498
YTL Power International Bhd	1,377,500	1,128,697
YTL Power International Bhd warrants 6/2/2028 (d)	274,340	68,170
		1,968,895
TOTAL UTILITIES		7,861,065
TOTAL MALAYSIA		60,336,608
MEXICO - 2.1%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	8,241,647	8,493,480
Consumer Staples - 0.6%
Beverages - 0.3%
Arca Continental SAB de CV (e)	234,800	2,646,001
Coca-Cola Femsa SAB de CV unit	238,659	2,496,114
Fomento Economico Mexicano SAB de CV unit	781,291	8,154,469
		13,296,584
Consumer Staples Distribution & Retail - 0.2%
Grupo Comercial Chedraui SA de CV	153,000	1,050,321
Wal-Mart de Mexico SAB de CV Series V	2,365,256	7,506,128
		8,556,449
Food Products - 0.1%
Gruma SAB de CV Series B	71,235	1,282,727
Grupo Bimbo SAB de CV (e)	591,570	2,054,721
Sigma Foods SAB de CV	1,638,715	1,619,398
		4,956,846
Household Products - 0.0%
Kimberly-Clark de Mexico SAB de CV Series A	676,927	1,499,419
TOTAL CONSUMER STAPLES		28,309,298
Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	1,150,081	13,001,917
Grupo Financiero Inbursa SAB de CV Series O	689,300	1,724,433
TOTAL FINANCIALS		14,726,350
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Grupo Carso SAB de CV Series A1	256,200	1,744,112
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	129,700	1,887,686
Grupo Aeroportuario del Pacifico SAB de CV Series B	175,577	4,820,632
Grupo Aeroportuario del Sureste SAB de CV Series B	81,820	2,830,693
Promotora y Operadora de Infraestructura SAB de CV	86,295	1,349,334
		10,888,345
TOTAL INDUSTRIALS		12,632,457
Materials - 0.7%
Construction Materials - 0.1%
Cemex SAB de CV unit	6,883,986	8,539,987
Metals & Mining - 0.6%
Grupo Mexico SAB de CV Series B	1,414,854	15,710,256
Industrias Penoles SAB de CV (d)	90,320	5,234,384
Southern Copper Corp	40,920	7,787,895
		28,732,535
TOTAL MATERIALS		37,272,522
Real Estate - 0.1%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,296,083	2,015,767
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV	484,405	2,225,779
TOTAL REAL ESTATE		4,241,546
TOTAL MEXICO		105,675,653
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (d)(f)	148,436	0
PERU - 0.3%
Financials - 0.3%
Banks - 0.3%
Credicorp Ltd	30,637	10,932,201
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	74,788	2,562,237
TOTAL PERU		13,494,438
PHILIPPINES - 0.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	34,915	796,303
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	232,873	810,199
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	838,968	1,765,574
BDO Unibank Inc	1,088,944	2,494,929
Metropolitan Bank & Trust Co	813,072	1,007,327
TOTAL FINANCIALS		5,267,830
Industrials - 0.2%
Industrial Conglomerates - 0.0%
Ayala Corp	112,086	962,544
SM Investments Corp	100,080	1,188,952
		2,151,496
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	458,460	4,995,229
TOTAL INDUSTRIALS		7,146,725
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	2,959,713	1,067,400
SM Prime Holdings Inc	4,584,600	1,680,638
TOTAL REAL ESTATE		2,748,038
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	127,910	1,280,782
TOTAL PHILIPPINES		18,049,877
POLAND - 1.1%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	29,484	2,155,909
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(c)(d)	360,285	2,962,997
Specialty Retail - 0.0%
CCC SA (d)(e)	24,428	809,912
Textiles, Apparel & Luxury Goods - 0.0%
LPP SA	506	2,798,452
TOTAL CONSUMER DISCRETIONARY		6,571,361
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	222,794	2,355,860
Zabka Group SA (d)	181,561	1,103,776
TOTAL CONSUMER STAPLES		3,459,636
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA	263,861	8,017,572
Financials - 0.6%
Banks - 0.5%
Bank Millennium SA (d)	275,693	1,334,624
Bank Polska Kasa Opieki SA	83,560	5,098,736
mBank SA (d)	6,775	1,979,299
Powszechna Kasa Oszczednosci Bank Polski SA	397,725	10,363,462
Santander Bank Polska SA	18,585	2,925,058
		21,701,179
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	274,964	5,423,439
TOTAL FINANCIALS		27,124,618
Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	5,796	1,123,638
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA (d)	63,576	5,942,468
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (d)	407,902	1,152,642
TOTAL POLAND		55,547,844
QATAR - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	435,312	1,697,729
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Qatar Fuel QSC	270,423	1,151,210
Qatar Gas Transport Co Ltd	1,254,689	1,654,081
TOTAL ENERGY		2,805,291
Financials - 0.5%
Banks - 0.5%
Al Rayan Bank	2,739,444	1,710,177
Commercial Bank of Qatar	1,468,823	1,916,207
Dukhan Bank	826,743	809,259
Qatar International Islamic Bank QSC	445,684	1,396,664
Qatar Islamic Bank QPSC	804,852	5,526,311
Qatar National Bank QPSC	2,098,201	11,410,158
TOTAL FINANCIALS		22,768,776
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	686,797	2,399,357
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	2,610,615	784,403
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	987,532	742,344
Utilities - 0.0%
Multi-Utilities - 0.0%
Nebras Energy	199,732	839,302
TOTAL QATAR		32,037,202
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	275,371	2,507,703
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (d)(f)	9,348	0
VK IPJSC GDR (c)(d)(f)	32,306	0
TOTAL COMMUNICATION SERVICES		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (d)(f)	28,218	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	6,384,126	1
LUKOIL PJSC (d)(f)	224,329	0
Rosneft Oil Co PJSC (d)(f)	635,841	0
Surgutneftegas PAO (d)(f)	4,033,562	0
Tatneft PJSC (d)(f)	770,244	0
TOTAL ENERGY		1
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	5,823,145	0
VTB Bank PJSC (d)(f)	360,207	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (d)(f)	808,717	0
TKS Holding MKPAO JSC (d)(f)	7,325	0
		0
TOTAL FINANCIALS		0
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (c)(d)(f)	472	0
Metals & Mining - 0.0%
Alrosa PJSC (d)(f)	1,399,461	0
GMK Norilskiy Nickel PAO (d)(f)	3,422,100	0
Novolipetsk Steel PJSC (d)(f)	812,466	0
Polyus PJSC (d)(f)	184,620	0
Severstal PAO (d)(f)	113,908	0
United Co RUSAL International PJSC (Russia) (d)(f)	1,646,280	0
		0
TOTAL MATERIALS		0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	20,040,158	3
TOTAL RUSSIA		4
SAUDI ARABIA - 2.9%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Saudi Telecom Co	908,772	10,757,852
Media - 0.0%
Saudi Research & Media Group (d)	16,626	531,046
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	171,182	3,213,057
TOTAL COMMUNICATION SERVICES		14,501,955
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jabal Omar Development Company (d)	261,246	1,149,965
Specialty Retail - 0.0%
Jarir Marketing Co	265,123	1,008,693
TOTAL CONSUMER DISCRETIONARY		2,158,658
Consumer Staples - 0.1%
Food Products - 0.1%
Almarai Co JSC	222,372	2,614,607
Energy - 0.4%
Energy Equipment & Services - 0.0%
Ades Holding Co	156,385	801,792
Oil, Gas & Consumable Fuels - 0.4%
Saudi Arabian Oil Co (b)(c)	2,750,300	18,918,533
TOTAL ENERGY		19,720,325
Financials - 1.3%
Banks - 1.3%
Al Rajhi Bank	890,544	25,452,933
Alinma Bank	555,767	4,220,077
Arab National Bank	408,729	2,484,609
Bank Al-Jazira	282,489	943,713
Bank AlBilad	333,304	2,362,018
Banque Saudi Fransi	556,044	2,675,926
Riyad Bank	667,781	5,002,972
Saudi Awwal Bank	457,084	4,348,190
Saudi Investment Bank/The	277,420	1,035,508
Saudi National Bank/The	1,335,724	15,975,839
		64,501,785
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	22,165	949,667
Insurance - 0.0%
Bupa Arabia for Cooperative Insurance Co	37,392	1,644,941
Co for Cooperative Insurance/The	33,218	1,213,338
		2,858,279
TOTAL FINANCIALS		68,309,731
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dallah Healthcare Co	16,412	542,589
Dr Sulaiman Al Habib Medical Services Group Co	39,697	2,768,746
Mouwasat Medical Services Co	45,245	839,590
TOTAL HEALTH CARE		4,150,925
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	16,622	799,037
Information Technology - 0.1%
IT Services - 0.1%
Arabian Internet & Communications Services Co	11,165	697,757
Elm Co	10,899	2,254,945
TOTAL INFORMATION TECHNOLOGY		2,952,702
Materials - 0.5%
Chemicals - 0.2%
SABIC Agri-Nutrients Co	105,682	3,522,076
Sahara International Petrochemical Co	165,916	677,695
Saudi Basic Industries Corp	408,466	6,191,189
Yanbu National Petrochemical Co	124,249	894,426
		11,285,386
Metals & Mining - 0.3%
Saudi Arabian Mining Co (d)	618,236	12,741,527
TOTAL MATERIALS		24,026,913
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (d)	239,855	1,190,738
Makkah Construction & Development Co	44,363	1,069,244
TOTAL REAL ESTATE		2,259,982
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	379,459	1,456,850
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co (d)	69,607	3,475,989
TOTAL UTILITIES		4,932,839
TOTAL SAUDI ARABIA		146,427,674
SOUTH AFRICA - 3.1%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	791,399	8,788,150
Vodacom Group Ltd	283,364	2,613,854
TOTAL COMMUNICATION SERVICES		11,402,004
Consumer Discretionary - 0.5%
Broadline Retail - 0.4%
Naspers Ltd Class N	356,107	21,802,744
Specialty Retail - 0.1%
Pepkor Holdings Ltd (b)(c)	1,592,524	2,602,146
TOTAL CONSUMER DISCRETIONARY		24,404,890
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Bid Corp Ltd	153,226	3,788,958
Clicks Group Ltd	106,660	2,124,943
Shoprite Holdings Ltd	215,120	3,549,265
TOTAL CONSUMER STAPLES		9,463,166
Financials - 1.1%
Banks - 0.6%
Absa Group Ltd	386,228	6,086,013
Capitec Bank Holdings Ltd	39,578	10,626,446
Nedbank Group Ltd	209,657	3,402,481
Standard Bank Group Ltd	598,729	11,003,431
		31,118,371
Financial Services - 0.3%
FirstRand Ltd	2,294,574	13,087,920
Remgro Ltd	228,559	2,586,548
		15,674,468
Insurance - 0.2%
Discovery Ltd	262,667	3,778,721
OUTsurance Group Ltd	386,893	1,689,793
Sanlam Ltd	818,254	5,126,066
		10,594,580
TOTAL FINANCIALS		57,387,419
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	146,786	2,123,946
Materials - 1.1%
Chemicals - 0.0%
Sasol Ltd (d)	262,915	1,857,044
Metals & Mining - 1.1%
Gold Fields Ltd	406,668	20,111,632
Harmony Gold Mining Co Ltd	260,359	5,532,256
Impala Platinum Holdings Ltd	410,792	7,656,855
Northam Platinum Holdings Ltd	163,513	3,895,772
Sibanye Stillwater Ltd (d)	1,285,558	5,595,276
Valterra Platinum Ltd	120,526	10,829,039
		53,620,830
TOTAL MATERIALS		55,477,874
TOTAL SOUTH AFRICA		160,259,299
TAIWAN - 20.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	1,729,129	7,310,209
Entertainment - 0.0%
International Games System Co Ltd	102,000	2,313,701
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	803,348	2,260,013
Taiwan Mobile Co Ltd	795,000	2,657,136
		4,917,149
TOTAL COMMUNICATION SERVICES		14,541,059
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	823,000	797,839
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	80,000	1,082,211
Specialty Retail - 0.1%
Hotai Motor Co Ltd	138,960	2,394,876
Textiles, Apparel & Luxury Goods - 0.0%
Eclat Textile Co Ltd	87,129	1,095,841
Feng TAY Enterprise Co Ltd	227,596	693,639
		1,789,480
TOTAL CONSUMER DISCRETIONARY		6,064,406
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	260,000	1,758,593
Food Products - 0.1%
Uni-President Enterprises Corp	2,197,332	4,991,247
TOTAL CONSUMER STAPLES		6,749,840
Financials - 1.8%
Banks - 1.1%
Chang Hwa Commercial Bank Ltd	3,221,788	2,082,195
CTBC Financial Holding Co Ltd	7,592,778	12,243,700
E.Sun Financial Holding Co Ltd	6,616,899	7,001,566
First Financial Holding Co Ltd	5,233,904	4,775,430
Hua Nan Financial Holdings Co Ltd	4,114,474	4,314,560
Mega Financial Holding Co Ltd	5,400,628	6,638,504
Shanghai Commercial & Savings Bank Ltd/The	1,773,439	2,219,257
SinoPac Financial Holdings Co Ltd	5,605,039	5,078,540
Taiwan Business Bank	3,325,779	1,622,588
Taiwan Cooperative Financial Holding Co Ltd	5,008,641	3,736,844
TS Financial Holding Co Ltd	9,598,252	6,902,592
		56,615,776
Financial Services - 0.2%
Chailease Holding Co Ltd	699,324	2,304,124
Yuanta Financial Holding Co Ltd	4,847,770	6,611,643
		8,915,767
Insurance - 0.5%
Cathay Financial Holding Co Ltd	4,334,834	10,354,712
Fubon Financial Holding Co Ltd	3,821,988	11,006,454
KGI Financial Holding Co Ltd	7,261,532	4,152,404
		25,513,570
TOTAL FINANCIALS		91,045,113
Health Care - 0.1%
Biotechnology - 0.1%
PharmaEssentia Corp	137,118	3,344,871
Pharmaceuticals - 0.0%
Caliway Biopharmaceuticals Co Ltd (d)	458,000	2,401,362
TOTAL HEALTH CARE		5,746,233
Industrials - 0.3%
Electrical Equipment - 0.2%
Bizlink Holding Inc	80,000	3,294,789
Fortune Electric Co Ltd	71,410	2,194,446
Teco Electric and Machinery Co Ltd	539,000	1,396,807
		6,886,042
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	1,466,000	1,291,139
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	493,494	2,907,965
Wan Hai Lines Ltd	320,415	746,095
Yang Ming Marine Transport Corp	794,000	1,343,247
		4,997,307
Passenger Airlines - 0.0%
China Airlines Ltd	1,315,000	924,853
Eva Airways Corp	1,223,000	1,449,080
		2,373,933
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	909,000	787,617
TOTAL INDUSTRIALS		16,336,038
Information Technology - 17.4%
Communications Equipment - 0.2%
Accton Technology Corp	229,000	8,089,181
Electronic Equipment, Instruments & Components - 2.3%
Chroma ATE Inc	174,000	5,402,186
Delta Electronics Inc	884,717	34,194,670
E Ink Holdings Inc	392,000	2,173,293
Elite Material Co Ltd	136,000	7,518,454
Gold Circuit Electronics Ltd	145,000	3,220,181
Hon Hai Precision Industry Co Ltd	5,710,465	39,890,941
Innolux Corp	3,442,885	2,377,788
Largan Precision Co Ltd	45,451	3,470,201
Lotes Co Ltd	38,000	1,721,527
Unimicron Technology Corp	603,096	7,231,802
Yageo Corp	752,512	6,615,621
Zhen Ding Technology Holding Ltd	330,000	2,043,878
		115,860,542
Semiconductors & Semiconductor Equipment - 13.9%
Alchip Technologies Ltd	35,000	3,465,072
ASE Technology Holding Co Ltd	1,506,592	13,964,795
ASPEED Technology Inc	14,000	3,938,540
eMemory Technology Inc	29,000	1,681,293
Global Unichip Corp	39,000	3,237,130
Globalwafers Co Ltd	119,000	1,873,689
Jentech Precision Industrial Co Ltd	39,000	3,508,950
King Yuan Electronics Co Ltd	499,000	4,679,360
MediaTek Inc	692,615	38,618,799
Novatek Microelectronics Corp	262,000	3,112,625
Realtek Semiconductor Corp	221,000	3,385,189
Taiwan Semiconductor Manufacturing Co Ltd	11,193,740	617,105,457
United Microelectronics Corp	5,131,000	10,178,703
Vanguard International Semiconductor Corp	506,704	2,303,565
		711,053,167
Technology Hardware, Storage & Peripherals - 1.0%
Advantech Co Ltd	215,946	2,048,973
Asia Vital Components Co Ltd	150,000	6,938,064
Asustek Computer Inc	320,502	5,036,242
Catcher Technology Co Ltd	240,095	1,525,077
Compal Electronics Inc	1,899,000	1,970,291
Gigabyte Technology Co Ltd	243,000	1,793,727
Inventec Corp	1,219,000	1,737,843
King Slide Works Co Ltd	26,000	2,586,409
Lite-On Technology Corp	894,044	4,645,120
Pegatron Corp	912,000	2,013,825
Quanta Computer Inc	1,228,000	10,893,079
Wistron Corp	1,372,000	5,672,295
Wiwynn Corp	50,629	5,734,157
		52,595,102
TOTAL INFORMATION TECHNOLOGY		887,597,992
Materials - 0.3%
Chemicals - 0.2%
Formosa Chemicals & Fibre Corp	1,596,149	2,141,515
Formosa Plastics Corp	1,734,085	2,598,518
Nan Ya Plastics Corp	2,341,358	5,629,941
		10,369,974
Construction Materials - 0.1%
Asia Cement Corp	1,049,000	1,168,140
TCC Group Holdings Co Ltd	3,083,354	2,578,823
		3,746,963
Metals & Mining - 0.0%
China Steel Corp	5,364,289	3,526,342
TOTAL MATERIALS		17,643,279
TOTAL TAIWAN		1,045,723,960
THAILAND - 1.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
True Corp PCL	2,134,832	784,914
True Corp PCL depository receipt	2,668,998	981,312
		1,766,226
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL depository receipt	472,800	5,230,022
TOTAL COMMUNICATION SERVICES		6,996,248
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Robinson Pcl (f)	55,100	0
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL depository receipt	1,416,100	1,027,851
TOTAL CONSUMER DISCRETIONARY		1,027,851
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
CP ALL PCL depository receipt	2,448,400	3,375,766
CP AXTRA PCL	285,700	134,021
CP AXTRA PCL depository receipt	509,394	238,955
		3,748,742
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	1,721,600	1,129,544
TOTAL CONSUMER STAPLES		4,878,286
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
PTT Exploration & Production PCL depository receipt	631,400	2,451,553
PTT PCL depository receipt	4,546,300	4,899,341
TOTAL ENERGY		7,350,894
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL depository receipt	269,300	1,604,704
Krung Thai Bank PCL	235,700	211,047
Krung Thai Bank PCL depository receipt	1,351,800	1,210,407
SCB X PCL	209,000	897,607
SCB X PCL depository receipt	173,700	746,002
TMBThanachart Bank PCL depository receipt	11,269,600	721,539
TOTAL FINANCIALS		5,391,306
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL depository receipt	5,050,000	3,217,274
Bumrungrad Hospital Pcl depository receipt	270,300	1,435,032
TOTAL HEALTH CARE		4,652,306
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL depository receipt	1,946,800	3,100,688
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
Delta Electronics Thailand PCL depository receipt	1,416,400	9,203,233
Materials - 0.0%
Construction Materials - 0.0%
Siam Cement PCL/The depository receipt	353,900	2,310,726
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	129,600	237,223
Central Pattana PCL depository receipt	787,500	1,441,462
TOTAL REAL ESTATE		1,678,685
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Development PCL depository receipt	2,034,771	3,015,073
TOTAL THAILAND		49,605,296
TURKEY - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	548,658	1,474,880
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	324,155	847,527
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	204,396	3,120,908
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	437,684	2,463,841
Financials - 0.1%
Banks - 0.1%
Akbank TAS	1,416,316	3,027,264
Haci Omer Sabanci Holding AS	521,976	1,314,332
Turkiye Is Bankasi AS Class C	3,981,100	1,525,171
Yapi ve Kredi Bankasi AS (d)	1,531,510	1,446,741
TOTAL FINANCIALS		7,313,508
Industrials - 0.3%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	621,260	4,332,263
Industrial Conglomerates - 0.0%
KOC Holding AS	345,202	1,648,733
Passenger Airlines - 0.1%
Turk Hava Yollari AO	250,132	1,748,571
TOTAL INDUSTRIALS		7,729,567
Materials - 0.0%
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	1,587,033	1,028,413
TOTAL TURKEY		23,978,644
UNITED ARAB EMIRATES - 1.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Emirates Telecommunications Group Co PJSC	1,579,613	8,473,350
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	1,361,575	578,367
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	1,416,147	1,580,995
TOTAL CONSUMER DISCRETIONARY		2,159,362
Energy - 0.1%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	1,454,380	2,110,781
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Gas PLC	2,792,935	2,745,404
ADNOC Logistics & Services	839,466	1,282,343
		4,027,747
TOTAL ENERGY		6,138,528
Financials - 0.7%
Banks - 0.7%
Abu Dhabi Commercial Bank PJSC	1,437,755	5,958,511
Abu Dhabi Islamic Bank PJSC	659,571	4,371,398
Dubai Islamic Bank PJSC	1,316,022	3,461,613
Emirates NBD Bank PJSC	860,909	7,290,475
First Abu Dhabi Bank PJSC	2,007,711	10,168,393
TOTAL FINANCIALS		31,250,390
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Two Point Zero Group PJSC (d)	1,525,806	938,958
Transportation Infrastructure - 0.0%
Salik Co PJSC	850,079	1,476,788
TOTAL INDUSTRIALS		2,415,746
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	1,749,441	4,568,316
Emaar Development PJSC	454,099	2,126,753
Emaar Properties PJSC	3,011,919	12,301,916
TOTAL REAL ESTATE		18,996,985
Utilities - 0.0%
Multi-Utilities - 0.0%
Dubai Electricity & Water Authority PJSC	2,726,091	2,241,741
TOTAL UNITED ARAB EMIRATES		71,676,102
UNITED STATES - 0.3%
Consumer Staples - 0.1%
Food Products - 0.1%
JBS NV Class A	184,811	2,910,773
Health Care - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd H Shares (d)	388,432	10,272,533
Legend Biotech Corp ADR (d)	34,045	595,787
TOTAL HEALTH CARE		10,868,320
TOTAL UNITED STATES		13,779,093
TOTAL COMMON STOCKS (Cost $2,267,210,035)		4,981,559,853

Non-Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Grupo Cibest SA non-voting shares	203,710	4,160,282
INDIA - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
TVS Motor Co Ltd 6% (f)	544,592	0
KOREA (SOUTH) - 0.7%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co	9,827	1,795,065
Hyundai Motor Co Series 2	14,384	2,686,967
TOTAL CONSUMER DISCRETIONARY		4,482,032
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	369,696	29,917,567
TOTAL KOREA (SOUTH)		34,399,599
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (d)(f)	3,570,022	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $12,286,568)		38,559,881

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (i) (Cost $3,119,391)	3.82	3,123,000	3,119,883

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	118,328,047	118,351,712
Fidelity Securities Lending Cash Central Fund (j)(k)	3.70	27,497,552	27,500,302
TOTAL MONEY MARKET FUNDS (Cost $145,852,014)			145,852,014

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $2,428,468,008)	5,169,091,631
NET OTHER ASSETS (LIABILITIES) - (0.7)% (g)	(35,590,493)
NET ASSETS - 100.0%	5,133,501,138

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,486	3/2026	112,995,440	2,147,523

The notional amount of long futures as a percentage of Net Assets is 2.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,098,029 or 4.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $233,183,059 or 4.5% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security.
(g)	Includes $587,070 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,119,883.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $8,481,757.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	199,833,753	343,428,126	424,908,008	1,218,610	(2,159)	-	118,351,712	118,328,047	0.2%
Fidelity Securities Lending Cash Central Fund	63,760,092	60,209,545	96,467,204	292,887	(2,131)	-	27,500,302	27,497,552	0.1%
Total	263,593,845	403,637,671	521,375,212	1,511,497	(4,290)	-	145,852,014

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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